Consolidated statements of comprehensive income - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of comprehensive income
Net result for the year	kr (1,018,149)	kr (846,729)	kr (571,541)
Items that will be reclassified to income statement when certain conditions are met:
Exchange differences on translation of foreign operations	5,178	8,977	0
Comprehensive result for the year	(1,012,972)	(837,752)	(571,541)
Total comprehensive income attributable to shareholders of Zealand Pharma A/S	kr (1,012,972)	kr (837,752)	kr (571,541)